Other financial liabilities from virtual bank (Details) - Dec. 31, 2022	CNY (¥)	HKD ($)
Other financial liabilities from virtual bank
Repurchase agreements	¥ 89,327,000
Repurchase agreements secured by financial assets measured at fair value through other comprehensive income	¥ 89,327,000	$ 100,000,000